Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Income Fund 2
Notes to Schedule of Investments 8

Templeton Global Income Fund
Schedule of Investments (unaudited), March 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 70.1%
Argentina 0.2%
Argentina Government Bond, 15.5%,
10/17/26 ..................... 512,895,000 ARS $ 1,106,758
Brazil 12.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 50,000,000 BRL 10,172,554
10%, 1/01/27 .................. 36,560,000 BRL 7,308,064
10%, 1/01/29 .................. 9,230,000 BRL 1,809,545
10%, 1/01/31 .................. 246,560,000 BRL 47,322,962
66,613,125
China 4.6%
China Government Bond ,
2.93%, 12/10/22 ................ 68,250,000 CNY 10,824,795
2.56%, 10/21/23 ................ 92,200,000 CNY 14,605,745
25,430,540
Colombia 4.5%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 4,422,000,000 COP 1,204,043
B, 6.25%, 11/26/25 .............. 20,320,000,000 COP 4,908,851
B, 7.5%, 8/26/26 ............... 44,184,300,000 COP 10,972,339
B, 6%, 4/28/28 ................. 25,265,000,000 COP 5,661,529
B, 7.75%, 9/18/30 .............. 9,129,700,000 COP 2,163,706
24,910,468
Dominican Republic 1.2%
a
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 3,520,000 3,066,835
Senior Bond, 144A, 5.875%, 1/30/60 3,870,000 3,328,200
6,395,035
Ecuador 3.8%
a
Ecuador Government Bond ,
Senior Bond, 144A, 0.5%, 7/31/35 .. 21,006,000 13,759,140
Senior Bond, 144A, 0.5%, 7/31/40 .. 10,051,000 5,714,094
Senior Note , 144A, 0.5%, 7/31/30 .. 1,733,000 1,441,007
20,914,241
Egypt 1.8%
a
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 720,000 654,135
Senior Bond, 144A, 7.3%, 9/30/33 .. 3,370,000 2,951,935
Senior Bond, 144A, 8.5%, 1/31/47 .. 1,740,000 1,488,465
Senior Bond, 144A, 7.903%, 2/21/48 670,000 546,114
Senior Bond, 144A, 8.7%, 3/01/49 .. 510,000 437,463
Senior Bond, 144A, 8.875%, 5/29/50 2,150,000 1,867,103
Senior Bond, 144A, 8.75%, 9/30/51 . 1,070,000 924,900
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,470,000 1,171,913
10,042,028
Ghana 1.2%
Ghana Government Bond ,
18.85%, 9/28/23 ................ 10,970,000 GHS 1,468,758
19.75%, 3/25/24 ................ 8,520,000 GHS 1,130,440
19.25%, 6/23/25 ................ 7,340,000 GHS 947,627
19.75%, 3/15/32 ................ 15,680,000 GHS 1,933,069

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
Senior Note, 18.3%, 3/02/26 ...... 11,230,000 GHS $ 1,399,262
6,879,156
India 9.2%
India Government Bond ,
7.27%, 4/08/26 ................ 79,000,000 INR 1,084,580
8.33%, 7/09/26 ................ 624,000,000 INR 8,851,985
7.26%, 1/14/29 ................ 1,500,000,000 INR 20,342,392
Senior Note , 5.77%, 8/03/30 ...... 1,650,000,000 INR 20,362,147
50,641,104
Indonesia 9.7%
Indonesia Government Bond ,
9%, 3/15/29 ................... 237,200,000,000 IDR 18,627,521
FR64, 6.125%, 5/15/28 .......... 162,800,000,000 IDR 11,192,854
FR81, 6.5%, 6/15/25 ............ 154,312,000,000 IDR 11,198,440
FR86, 5.5%, 4/15/26 ............ 180,818,000,000 IDR 12,632,092
53,650,907
Mexico 0.2%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 17,050,000 MXN 851,943
Mongolia 0.2%
a
Mongolia Government Bond ,
144A, 4.45%, 7/07/31 ............ 400,000 361,594
Senior Note , 144A, 5.125%, 4/07/26 . 200,000 197,851
Senior Note , 144A, 3.5%, 7/07/27 .. 400,000 363,916
923,361
Norway 4.4%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 83,183,000 NOK 9,491,150
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 85,878,000 NOK 9,912,640
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 28,937,000 NOK 3,225,558
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 17,165,000 NOK 1,878,680
24,508,028
Oman 0.8%
a
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 4,190,000 4,217,654
South Korea 7.7%
Korea Treasury Bond ,
3%, 3/10/23 ................... 12,000,000,000 KRW 9,984,841
3%, 9/10/24 ................... 5,310,000,000 KRW 4,409,621
1.875%, 12/10/24 ............... 19,370,000,000 KRW 15,623,692
1.875%, 6/10/26 ................ 15,749,000,000 KRW 12,466,582
42,484,736
Sri Lanka 0.1%
a
Sri Lanka Government Bond, Senior
Bond, 144A, 6.2%, 5/11/27 ........ 1,520,000 722,000

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 0.3%
b
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 34,150,000 MXN $ 1,654,711
Sweden 4.3%
Sweden Government Bond, 3.5%,
6/01/22 ...................... 224,000,000 SEK 23,955,379
Thailand 3.8%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 284,090,000 THB 8,467,477
1%, 6/17/27 ................... 224,500,000 THB 6,538,199
Thai land Treasury Bond, Senior Note ,
0.66%, 11/22/23 ................ 189,490,000 THB 5,680,916
20,686,592
Total Foreign Government and Agency Securities (Cost $407,069,131) ............
386,587,766
Short Term Investments 36.9%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.1%
Brazil 1.6%
c
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 58,000,000 BRL 9,024,861
Singapore 4.7%
c
Singapore Treasury Bills ,
6/10/22 ...................... 19,600,000 SGD 14,433,353
6/17/22 ...................... 5,380,000 SGD 3,960,773
1/24/23 ...................... 10,010,000 SGD 7,325,511
25,719,637
Thailand 0.8%
c
Thailand Treasury Bills , 6/22/22 ......
148,950,000 THB 4,472,287
Total Foreign Government and Agency Securities (Cost $37,981,075) ..............
39,216,785
U.S. Government and Agency Securities 18.1%
United States 18.1%
c
U.S. Treasury Bills ,
4/21/22 ...................... 44,200,000 44,197,115
8/25/22 ...................... 42,500,000 42,346,340
9/29/22 ...................... 13,400,000 13,332,504
99,875,959
Total U.S. Government and Agency Securities (Cost $99,882,062) .................
99,875,959
Industry Shares
Money Market Funds 11.7%
United States 11.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 64,514,448 64,514,448
Total Money Market Funds (Cost $64,514,448) ..................................
64,514,448
a a a a a
Total Short Term Investments (Cost $202,377,585 ) ...............................
203,607,192
a a a

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
Total Investments (Cost $609,446,716) 107.0% ..................................
$590,194,958
Other Assets, less Liabilities (7.0)% ...........................................
(38,822,966)
Net Assets 100.0% ...........................................................
$551,371,992
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $67,722,347, representing 12.3% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 264,184,500 3,479,775 4/07/22 $ — $ (2,035)
Indian Rupee ...... CITI Buy 256,676,200 3,388,465 4/08/22 — (10,110)
Indian Rupee ...... JPHQ Buy 106,826,200 1,408,016 4/08/22 — (1,977)
Australian Dollar .... HSBK Sell 24,240,000 17,416,508 4/12/22 — (725,209)
Euro ............. HSBK Sell 4,802,375 5,497,094 4/12/22 182,492 —
Indian Rupee ...... CITI Buy 230,576,200 3,024,347 4/12/22 8,521 —
Indian Rupee ...... HSBK Buy 96,812,500 1,267,677 4/12/22 5,739 —
Mexican Peso ...... CITI Buy 151,635,500 7,268,147 4/13/22 343,184 —
Mexican Peso ...... CITI Sell 151,635,500 7,248,351 4/13/22 — (362,981)
Euro ............. DBAB Sell 1,663,174 16,857,450 SEK 4/14/22 — (47,893)
Swedish Krona ..... DBAB Sell 16,857,450 1,634,662 EUR 4/14/22 16,338 —
Euro ............. DBAB Sell 1,259,976 12,643,100 SEK 4/19/22 — (49,938)
Euro ............. DBAB Sell 21,127,184 23,977,875 4/19/22 592,407 —
Swedish Krona ..... DBAB Sell 12,643,100 1,225,923 EUR 4/19/22 12,245 —
Singapore Dollar .... MSCO Buy 2,010,000 1,491,817 4/21/22 — (8,914)
Singapore Dollar .... MSCO Sell 2,010,000 1,477,854 4/21/22 — (5,049)
Euro ............. HSBK Sell 7,080,070 940,442,127 JPY 4/25/22 — (109,566)
Japanese Yen ...... HSBK Sell 932,554,929 7,080,070 EUR 4/25/22 174,385 —
Euro ............. JPHQ Sell 3,196,986 3,623,072 4/27/22 83,525 —
Canadian Dollar .... HSBK Sell 5,500,000 3,844,500 EUR 5/03/22 — (141,600)
Canadian Dollar .... JPHQ Sell 1,043,550 729,447 EUR 5/03/22 — (26,861)
Chilean Peso ...... GSCO Buy 1,357,150,000 1,661,249 5/03/22 55,636 —
Euro ............. HSBK Sell 28,173,992 41,126,636 CAD 5/03/22 1,693,920 —
Euro ............. JPHQ Sell 700,204 1,043,550 CAD 5/03/22 59,242 —
Chilean Peso ...... GSCO Buy 2,292,067,510 2,889,719 5/11/22 5,687 —
Australian Dollar .... HSBK Sell 2,834,989 2,023,550 5/17/22 — (99,355)
Australian Dollar .... MSCO Sell 5,158,000 3,679,758 5/17/22 — (182,670)
Indian Rupee ...... SCNY Buy 387,100,000 5,066,157 5/17/22 — (602)

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Sell 29,339,682 300,934,178 SEK 5/18/22 $ — $ (480,553)
Euro ............. HSBK Sell 2,280,000 2,599,952 5/18/22 73,514 —
Euro ............. JPHQ Sell 3,436,970 34,610,000 SEK 5/18/22 — (124,696)
South Korean Won .. CITI Buy 952,000,000 794,127 5/18/22 — (11,062)
Swedish Krona ..... DBAB Sell 167,037,646 16,190,368 EUR 5/18/22 161,442 —
Euro ............. JPHQ Sell 21,977,541 230,351,000 NOK 5/19/22 1,804,836 —
Norwegian Krone ... JPHQ Sell 230,351,000 23,014,590 EUR 5/19/22 — (655,643)
Japanese Yen ...... CITI Buy 2,848,700,000 25,135,906 6/07/22 — (1,696,566)
Japanese Yen ...... CITI Sell 2,848,700,000 24,680,491 6/07/22 1,241,151 —
Chinese Yuan ...... BOFA Buy 87,762,900 13,798,764 6/09/22 — (43,837)
Euro ............. DBAB Sell 2,498,423 25,262,800 SEK 6/15/22 — (80,806)
Euro ............. DBAB Sell 2,619,465 26,672,700 NOK 6/15/22 122,455 —
Norwegian Krone ... DBAB Sell 26,672,700 2,676,339 EUR 6/15/22 — (59,351)
Euro ............. DBAB Sell 4,004,606 40,777,700 NOK 6/16/22 187,087 —
Norwegian Krone ... DBAB Sell 40,777,700 4,091,282 EUR 6/16/22 — (90,912)
Chilean Peso ...... JPHQ Buy 1,630,680,000 1,975,145 6/17/22 70,518 —
Euro ............. DBAB Sell 38,765,113 395,905,000 NOK 6/20/22 1,935,857 —
Norwegian Krone ... DBAB Sell 35,735,000 3,585,027 EUR 6/20/22 — (79,260)
Chinese Yuan ...... CITI Buy 239,100,000 37,041,053 6/21/22 411,760 —
Euro ............. CITI Sell 3,111,992 32,042,000 NOK 6/21/22 184,708 —
Norwegian Krone ... CITI Sell 32,042,000 3,214,266 EUR 6/21/22 — (71,198)
South Korean Won .. BNDP Buy 73,351,000,000 61,878,691 6/21/22 — (1,536,197)
South Korean Won .. MSCO Buy 13,300,000,000 10,912,373 6/28/22 29,803 —
Euro ............. SCNY Sell 1,325,806 1,503,649 7/06/22 31,079 —
Euro ............. DBAB Sell 1,257,644 12,643,100 SEK 7/19/22 — (49,437)
Euro ............. CITI Sell 12,900,000 14,757,838 7/21/22 417,039 —
Euro ............. HSBK Sell 12,678,158 18,320,446 CAD 8/03/22 544,714 —
Euro ............. JPHQ Sell 722,235 1,043,246 CAD 8/03/22 30,701 —
Euro ............. UBSW Sell 513,000 586,144 8/03/22 15,406 —
Euro ............. MSCO Sell 1,215,000 1,382,585 8/04/22 30,757 —
Chilean Peso ...... GSCO Buy 2,394,434,956 2,852,895 8/08/22 122,193 —
Australian Dollar .... JPHQ Sell 7,190,000 5,147,312 8/11/22 — (246,446)
Chinese Yuan ...... JPHQ Buy 69,660,000 10,894,282 8/22/22 — (8,960)
Chilean Peso ...... BAST Buy 16,891,500,000 19,335,508 9/06/22 1,541,659 —
New Zealand Dollar . CITI Buy 16,040,000 10,915,092 9/21/22 162,469 —
New Zealand Dollar . JPHQ Buy 2,720,000 1,854,686 9/21/22 23,803 —
Euro ............. CITI Sell 2,290,000 2,560,563 9/22/22 5,256 —
Euro ............. HSBK Sell 7,080,000 7,915,652 9/22/22 15,400 —
Chilean Peso ...... JPHQ Buy 2,292,596,735 2,766,164 10/26/22 42,771 —
Total Forward Exchange Contracts ................................................... $12,439,699 $(7,009,684)
Net unrealized appreciation (depreciation) ............................................ $5,430,015
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 3.
See A bbreviations on page 12.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 8,400,000 $ 183,380 $ — $ 183,380
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 4,300,000 113,705 — 113,705
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 1,840,000 (5,265) — (5,265)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 1,840,000 (24,000) — (24,000)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 1,850,000 (17,918) — (17,918)
Total Interest Rate Swap Contracts ............................... $249,902 $ — $249,902

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2022, the Fund received $4,778,654 in United Kingdom Inflation-Linked Gilt, U.S. Treasury Bonds and Notes as
collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
3. Derivative Financial Instruments
(continued)

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2022, the Fund had 0.2% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2022, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 27,885,778 $ 136,913,713 $ (100,285,043) $ — $ — $ 64,514,448 64,514,448 $ 523
Total Affiliated Securities ... $27,885,778 $136,913,713 $(100,285,043) $— $— $64,514,448 $523

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 386,587,766 $ — $ 386,587,766
Short Term Investments ................... 120,193,292 83,413,900 — 203,607,192
Total Investments in Securities ........... $120,193,292 $470,001,666 $— $590,194,958
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 12,439,699 $ — $ 12,439,699
Restricted Currency (ARS) ................. — 7 — 7
Swap contracts ......................... — 297,085 — 297,085
Total Other Financial Instruments ......... $— $12,736,791 $— $12,736,791
Receivables:
Interest (ARS) ........................... $— $189,758 $— $189,758
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 7,009,684 $ — $ 7,009,684
Swap contracts .......................... — 47,183 — 47,183
Total Other Financial Instruments ......... $— $7,056,867 $— $7,056,867
Payables:
Deferred Tax (ARS) ....................... $— $587 $— $587
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Schedule of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
SOFR
Secured Overnight Financing Rate
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.